UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09871

Cullen Funds Trust

(Exact name of registrant as specified in charter)

645 Fifth Avenue

New York, NY 10022

(Address of principal executive offices) (Zip code)

Brooks Cullen

645 Fifth Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 485-8586

Date of fiscal year end: June 30

Date of reporting period: July 1, 2014 – September 30, 2014

Item 1 – Schedule of Investments.

Cullen International High Dividend Fund

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 95.01%
Australia - 3.73%
BHP Billiton Ltd.	264,500	$7,795,737
Sonic Healthcare Ltd.	635,000	9,743,894
		17,539,631

Canada - 8.58%
BCE, Inc.	262,550	11,226,638
Canadian Oil Sands Ltd.	398,800	7,368,229
Manulife Financial Corp.	641,050	12,340,212
RioCan Real Estate Investment Trust	411,600	9,429,797
		40,364,876

China - 1.65%
CNOOC Ltd.	4,500,000	7,760,563

France - 10.68%
BNP Paribas SA	176,000	11,680,869
GDF Suez	516,300	12,949,111
Sanofi	114,000	12,890,124
Total SA - Sponsored ADR	197,250	12,712,762
		50,232,866

Germany - 7.88%
Bayer AG	48,250	6,713,457
Deutsche Post AG	161,700	5,154,224
Deutsche Telekom AG	634,200	9,599,654
Muenchener Rueckversicherungs AG	40,300	7,949,926
Siemens AG	64,150	7,633,381
		37,050,642

Hong Kong - 1.80%
BOC Hong Kong Holdings Ltd.	2,660,500	8,469,413

Indonesia - 2.41%
PT Telekomunikasi Indonesia Persero Tbk	47,250,000	11,318,834

Japan - 4.23%
Kirin Holdings Co. Ltd.	345,000	4,577,025
Nippon Telegraph & Telephone Corp.	247,100	15,323,730
		19,900,755

Luxembourg - 1.83%
RTL Group SA	100,320	8,592,967

Mexico - 0.01%
Industrias Penoles SAB de CV	2,760	63,293

	Shares	Value (Note 1)
Netherlands - 1.39%
Unilever NV	164,600	$6,531,328

Norway - 5.56%
North Atlantic Drilling Ltd.	737,700	4,913,082
Orkla ASA	1,371,200	12,394,150
Statoil ASA	325,300	8,856,546
		26,163,778

Poland - 0.71%
Asseco Poland SA	238,054	3,343,494

Russia - 0.91%
Lukoil OAO (London Stock Exchange) - Sponsored ADR	84,550	4,307,091

Singapore - 4.90%
Singapore Telecommunications Ltd.	3,795,000	11,296,597
United Overseas Bank Ltd.	671,500	11,771,877
		23,068,474

South Africa - 2.00%
MTN Group Ltd.	446,550	9,414,703

Switzerland - 12.98%
ABB Ltd. - Sponsored ADR	281,700	6,312,897
Nestle SA	182,000	13,375,367
Novartis AG - Sponsored ADR	160,850	15,140,811
Roche Holding AG	41,800	12,343,670
Zurich Insurance Group AG	46,650	13,883,178
		61,055,923

Taiwan - 0.06%
Taiwan Semiconductor Manufacturing Co. Ltd.	72,229	287,553

United Kingdom - 23.70%
AstraZeneca PLC - Sponsored ADR	67,750	4,840,060
BAE Systems PLC	1,408,000	10,717,166
British American Tobacco PLC - Sponsored ADR	87,450	9,888,846
GlaxoSmithKline PLC	446,650	10,203,272
HSBC Holdings PLC	1,155,133	11,757,840
Imperial Tobacco Group PLC	315,900	13,601,289
Reckitt Benckiser Group PLC	133,450	11,537,703
Rexam PLC	872,808	6,938,247
Royal Dutch Shell PLC, Class B	272,000	10,753,173
Smiths Group PLC	251,250	5,135,278
SSE PLC	432,400	10,827,384

		Shares	Value (Note 1)
United Kingdom (continued)
Vodafone Group PLC - Sponsored ADR		160,000	$5,262,400
			111,462,658

TOTAL COMMON STOCKS
(Cost $404,391,641)			446,928,842

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 4.52%
SSgA® Prime Money Market Fund	0.009%	21,249,606	21,249,606

TOTAL SHORT TERM INVESTMENTS
(Cost $21,249,606)			21,249,606

TOTAL INVESTMENTS 99.53%
(Cost $425,641,247)			$468,178,448

Other Assets In Excess Of Liabilities 0.47%			2,211,812

NET ASSETS 100.00%			$470,390,260

ADR	-	American Depositary Receipt. ADRs are depositary receipts for foreign securities, denominated in U.S. dollars and traded on U.S. exchanges.
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA	-	Allmennaksjeselskap is the Norwegian term for public limited company.
Ltd.	-	Limited.
PT	-	Perseroan Terbatas, meaning "private limited", which is the equivalent of an incorporated entity in the U.S.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OAO	-	Otkrytoe Aktsionernoe Obschestvo is the Russian term for Open Joint Stock Company.
PLC	-	Public Limited Company.
SA	-	Generally designated corporations in various countries, mostly those employing civil law.
SAB de CV	-	A variable capital company.
Tbk	-	Terbuka is appended after the corporation name if the shares become publicly listed for trading.

Sector	% of Net	Value
Diversification	Assets	(Note 1)
COMMON STOCKS
Financials	16.55%	$77,853,315
Health Care	15.29	71,875,288
Consumer Staples	12.64	59,511,558
Energy	12.04	56,671,446
Telecommunication Services	10.32	48,519,172
Industrials	10.07	47,347,096
Communications	5.30	24,923,384
Utilities	5.05	23,776,495
Materials	3.15	14,797,277
Financials REITS/Property	2.00	9,429,797
Consumer Discretionary	1.83	8,592,967
Information Technology	0.77	3,631,047
TOTAL COMMON STOCKS	95.01	446,928,842

SHORT TERM INVESTMENTS	4.52	21,249,606

TOTAL INVESTMENTS	99.53%	$468,178,448
Other Assets In Excess Of Liabilities	0.47	2,211,812
TOTAL NET ASSETS	100.00%	$470,390,260

Percentages are stated as a percent of net assets.

See accompanying Notes to Quarterly Schedule of Investments.

Cullen High Dividend Equity Fund

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 98.57%
Aerospace & Defense - 5.24%
The Boeing Co.	187,600	$23,896,488
Raytheon Co.	963,000	97,860,060
		121,756,548

Communications Equipment - 4.31%
Cisco Systems, Inc.	3,353,520	84,408,098
Corning, Inc.	812,535	15,714,427
		100,122,525

Distillers & Vintners - 2.21%
Diageo PLC - Sponsored ADR	445,000	51,353,000

Distributors - 2.26%
Genuine Parts Co.	598,890	52,528,642

Diversified Banks - 2.83%
HSBC Holdings PLC - Sponsored ADR	1,291,380	65,705,415

Diversified Chemicals - 3.44%
EI du Pont de Nemours & Co.	1,112,800	79,854,528

Electric Utilities - 2.88%
NextEra Energy, Inc.	712,350	66,875,418

Household Products - 5.10%
Kimberly-Clark Corp.	585,000	62,928,450
Unilever NV	1,395,440	55,371,059
		118,299,509

Industrial Conglomerates - 6.56%
3M Co.	491,000	69,564,880
General Electric Co.	3,227,500	82,688,550
		152,253,430

Integrated Oil & Gas - 9.56%
Chevron Corp.	647,200	77,223,904
ConocoPhillips	890,000	68,102,800
Royal Dutch Shell PLC, Class B - ADR	968,100	76,596,072
		221,922,776

Integrated Telecommunication - 3.37%
BCE, Inc.	1,827,700	78,152,452

Integrated Telecommunication Services - 3.13%
AT&T, Inc.	2,065,000	72,770,600

	Shares	Value (Note 1)
Life & Health Insurance - 2.99%
MetLife, Inc.	1,294,000	$69,513,680

Oil & Gas - 1.00%
CNOOC Ltd. - ADR	134,200	23,154,868

Oil & Gas Drilling - 1.65%
Diamond Offshore Drilling, Inc.	1,120,700	38,406,389

Other Diversified Financial Services - 3.49%
JPMorgan Chase & Co.	1,346,000	81,083,040

Pharmaceuticals - 15.64%
AstraZeneca PLC - Sponsored ADR	683,250	48,811,380
Eli Lilly & Co.	1,110,000	71,983,500
Johnson & Johnson	894,950	95,392,720
Merck & Co., Inc.	1,622,550	96,184,764
Pfizer, Inc.	1,714,550	50,699,244
		363,071,608

Property & Casualty Insurance - 3.74%
The Travelers Cos., Inc.	925,230	86,916,106

Semiconductors - 3.13%
Intel Corp.	2,087,500	72,686,750

Specialized REITs - 4.56%
HCP, Inc. - REIT	1,175,880	46,694,195
Health Care REIT, Inc.	946,870	59,056,282
		105,750,477

Systems Software - 3.78%
Microsoft Corp.	1,600,000	74,176,000
Symantec Corp.	578,816	13,607,964
		87,783,964

Tobacco - 5.91%
Altria Group, Inc.	1,705,700	78,359,858
Philip Morris International, Inc.	705,850	58,867,890
		137,227,748

Wireless Telecommunication Services - 1.79%
Vodafone Group PLC - Sponsored ADR	1,266,000	41,638,740

TOTAL COMMON STOCKS
(Cost $1,644,523,358)		2,288,828,213

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 1.16%
SSgA® Prime Money Market Fund	0.009%	26,914,459	$26,914,459

TOTAL SHORT TERM INVESTMENTS
(Cost $26,914,459)			26,914,459

TOTAL INVESTMENTS 99.73%
(Cost $1,671,437,817)			$2,315,742,672

Other Assets In Excess Of Liabilities 0.27%			6,220,489

NET ASSETS 100.00%			$2,321,963,161

ADR	-	American Depositary Receipt. ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Company.
REIT	-	Real Estate Investment Trust.

Percentages are stated as a percent of net assets.

See accompanying Notes to Quarterly Schedule of Investments.

Cullen Small Cap Value Fund

Schedule of Investments

September 30, 2014 (Unaudited)

		Shares	Value (Note 1)
COMMON STOCKS - 94.58%
Aerospace & Defense - 4.86%
Spirit Aerosystems Holdings, Inc., Class A(a)		10,420	$396,585

Apparel Retail - 3.28%
Ascena Retail Group, Inc.(a)		20,150	267,995

Computer Hardware - 4.53%
Avnet, Inc.		8,900	369,350

Construction & Engineering - 3.34%
KBR, Inc.		14,500	273,035

Construction & Farm Machinery & Heavy Trucks - 1.56%
WABCO Holdings, Inc.(a)		1,400	127,330

Diversified Metals & Mining - 5.59%
HudBay Minerals, Inc.		53,300	456,248

Electrical Components & Equipment - 6.27%
The Babcock & Wilcox Co.		11,200	310,128
Hubbell, Inc., Class B		1,670	201,285
			511,413

Electronics Equipment & Instruments - 3.11%
Itron, Inc.(a)		6,450	253,550

Health Care Facilities - 3.96%
Community Health Systems, Inc.(a)		5,900	323,261

Health Care Services - 2.29%
Omnicare, Inc.		3,000	186,780

Health Care Supplies - 3.58%
Alere, Inc.(a)		7,525	291,819

Industrial Machinery - 2.48%
Lincoln Electric Holdings, Inc.		2,930	202,566

Insurance - 7.30%
Assured Guaranty Ltd.		11,200	248,192
FNF Group		12,520	347,301
			595,493

Machinery-Diversified - 3.26%
AGCO Corp.		5,850	265,941

Mining - 4.29%
Luxfer Holdings PLC - ADR		20,300	350,378

		Shares	Value (Note 1)
Miscellaneous Manufacturing - 5.74%
ITT Corp.		4,150	$186,501
LSB Industries, Inc.(a)		7,900	282,109
			468,610

Multi-Line Insurance - 4.35%
WR Berkley Corp.		7,435	355,393

Multi-Sector Holdings - 1.53%
FNFV Group(a)		9,100	125,216

Oil & Gas - 6.11%
Approach Resources, Inc.(a)		17,500	253,750
Gastar Exploration, Inc.(a)		41,750	245,072
			498,822

Oil & Gas Exploration & Production - 5.80%
Bill Barrett Corp.(a)		14,150	311,866
Cimarex Energy Co.		1,275	161,326
			473,192

Regional Banks - 7.99%
Bank of the Ozarks, Inc.		4,630	145,938
CVB Financial Corp.		15,100	216,685
National Bank Holdings Corp., Class A		15,150	289,668
			652,291

Restaurants - 1.07%
Cracker Barrel Old Country Store, Inc.		850	87,712

Thrifts & Mortgage Finance - 2.29%
ViewPoint Financial Group, Inc.		7,800	186,732

TOTAL COMMON STOCKS
(Cost $6,375,051)			7,719,712

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 2.78%
SSgA® Prime Money Market Fund	0.009%	226,545	226,545

TOTAL SHORT TERM INVESTMENTS
(Cost $226,545)			226,545

TOTAL INVESTMENTS 97.36%
(Cost $6,601,596)			$7,946,257

Other Assets In Excess Of Liabilities 2.64%			215,487

NET ASSETS 100.00%			$8,161,744

ADR	-	American Depositary Receipt. ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
Ltd.	-	Limited.
PLC	-	Public Limited Company.

(a)	Non-Income Producing Security.

Percentages are stated as a percent of net assets.

See accompanying Notes to Quarterly Schedule of Investments.

Cullen Value Fund

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 94.84%
Aerospace & Defense - 6.21%
The Boeing Co.	4,400	$560,472
Raytheon Co.	11,500	1,168,630
		1,729,102

Auto Parts & Equipment - 3.66%
BorgWarner, Inc.	9,500	499,795
Johnson Controls, Inc.	11,820	520,080
		1,019,875

Communications Equipment - 2.95%
Cisco Systems, Inc.	32,600	820,542

Construction & Engineering - 1.00%
KBR, Inc.	14,730	277,366

Diversified Banks - 3.58%
Wells Fargo & Co.	19,200	995,904

Health Care Equipment - 6.62%
Covidien PLC	11,820	1,022,548
Medtronic, Inc.	13,250	820,838
		1,843,386

Heavy Electrical Equipment - 2.44%
ABB Ltd. - Sponsored ADR	30,350	680,143

Household Products - 0.82%
Unilever NV	5,750	228,160

Industrial Conglomerates - 2.88%
3M Co.	5,670	803,326

Integrated Oil & Gas - 7.64%
ConocoPhillips	11,220	858,554
Royal Dutch Shell PLC, Class B - ADR	6,830	540,390
Suncor Energy, Inc.	20,150	728,422
		2,127,366

Integrated Telecommunication Services - 1.45%
AT&T, Inc.	11,450	403,498

Life & Health Insurance - 2.60%
MetLife, Inc.	13,480	724,146

Life Sciences Tools & Services - 3.39%
Thermo Fisher Scientific, Inc.	7,750	943,175

	Shares	Value (Note 1)
Managed Health Care - 3.21%
Aetna, Inc.	11,050	$895,050

Movies & Entertainment - 2.21%
The Walt Disney Co.	6,900	614,307

Oil & Gas - 3.03%
CNOOC Ltd. - ADR	4,900	845,446

Oil & Gas Equipment & Services - 4.78%
Halliburton Co.	20,650	1,332,132

Oil & Gas Exploration & Production - 2.63%
Devon Energy Corp.	10,750	732,935

Other Diversified Financial Services - 4.70%
Citigroup, Inc.	10,600	549,292
JPMorgan Chase & Co.	12,600	759,024
		1,308,316

Pharmaceuticals - 10.18%
Johnson & Johnson	3,100	330,429
Mallinckrodt PLC(a)	1,477	133,152
Merck & Co., Inc.	15,150	898,092
Novartis AG - Sponsored ADR	9,600	903,648
Pfizer, Inc.	19,250	569,222
		2,834,543

Property & Casualty Insurance - 3.91%
The Allstate Corp.	8,600	527,782
The Chubb Corp.	6,150	560,142
		1,087,924

Railroads - 3.50%
CSX Corp.	30,450	976,227

Regional Banks - 2.78%
BB&T Corp.	20,850	775,828

Semiconductors - 2.38%
Samsung Electronics Co. Ltd. - GDR(b)	1,550	662,470

Systems Software - 6.29%
Microsoft Corp.	21,100	978,196
Oracle Corp.	20,200	773,256
		1,751,452

TOTAL COMMON STOCKS
(Cost $19,031,734)		26,412,619

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 5.12%
SSgA® Prime Money Market Fund	0.009%	1,427,047	$1,427,047

TOTAL SHORT TERM INVESTMENTS
(Cost $1,427,047)			1,427,047

TOTAL INVESTMENTS 99.96%
(Cost $20,458,781)			$27,839,666

Other Assets In Excess Of Liabilities 0.04%			10,918

NET ASSETS 100.00%			$27,850,584

ADR	-	American Depository Receipt. ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
GDR	-	Global Depositary Receipt. GDR's are receipts on shares of a foreign company when funds are simultaneously raised in two or more markets.
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Company.

(a)	Non-Income Producing Security.
(b)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of September 30, 2014, the aggregate market value of those securities was $662,470, which represents approximately 2.38% of net assets.

Percentages are stated as a percent of net assets.

See accompanying Notes to Quarterly Schedule of Investments.

Cullen Emerging Markets High Dividend Fund

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 80.43%
Brazil - 4.94%
AMBEV SA - ADR	376,050	2,463,128
BM&FBovespa SA	703,000	3,225,284
Cia Energetica de Minas Gerais - Sponsored ADR	150,700	938,859
		6,627,271

China - 1.96%
CNOOC Ltd.	1,527,000	2,633,418

Columbia - 1.60%
Pacific Rubiales Energy Corp.	127,500	2,146,590

Greece - 1.54%
OPAP SA	157,750	2,068,609

Hong Kong - 13.00%
AIA Group Ltd.	715,000	3,689,932
China Everbright Ltd.	876,000	1,638,277
China Mobile Ltd. - Sponsored ADR	6,900	405,375
Great Wall Motor Co. Ltd., Class H	324,000	1,255,644
Industrial & Commercial Bank of China Ltd., Class H	211,000	131,876
Lenovo Group Ltd.	1,720,000	2,561,929
PetroChina Co. Ltd., Class H	2,050,000	2,627,390
SJM Holdings Ltd.	459,000	873,880
Television Broadcasts Ltd.	199,500	1,190,857
Value Partners Group Ltd.	4,225,000	3,077,239
		17,452,399

India - 5.17%
Ascendas India Trust	1,369,000	831,873
ICICI Bank Ltd. - Sponsored ADR	80,850	3,969,735
Religare Health Trust	2,870,000	2,137,258
		6,938,866

Indonesia - 3.98%
PT Perusahaan Gas Negara Persero Tbk	5,760,500	2,829,396
PT Telekomunikasi Indonesia Persero Tbk	10,495,000	2,514,098
		5,343,494

Israel - 3.62%
Elbit Systems Ltd.	25,139	1,558,836
Teva Pharmaceutical Industries Ltd. - Sponsored ADR	61,500	3,305,625
		4,864,461

Kazakhstan - 0.49%
KCell JSC - GDR(a)	46,212	655,641

Korea - 2.38%
Hyundai Motor Co.	7,590	1,367,515
KT&G Corp.	20,400	1,825,674
		3,193,189

Luxembourg - 0.95%
Pegas Nonwovens SA	42,292	1,278,517

Malaysia - 1.35%
Axiata Group Bhd	572,500	1,222,326
Genting Malaysia Bhd	464,600	591,853
		1,814,179

Mexico - 4.88%
Fibra Uno Administra	253,000	832,250
Grupo Financiero Santander Mexico SAB de CV, Class B - ADR	110,700	1,497,771
Industrias Penoles SAB de CV	52,400	1,201,644
TF Administradora Industrial S de RL de CV - REIT	1,367,658	3,013,216
		6,544,881

Nigeria - 0.90%
Lafarge Africa PLC	980,298	758,392
Zenith Bank PLC	3,000,500	448,656
		1,207,048

Panama - 0.15%
Copa Holdings SA, Class A	1,850	198,486

Philippines - 1.61%
Philippine Long Distance Telephone Co.	31,305	2,160,110

Poland - 2.81%
Asseco Poland SA	81,000	1,137,654
Bank Pekao SA	21,000	1,227,818
Powszechny Zaklad Ubezpieczen SA	9,700	1,406,785
		3,772,257

Qatar - 0.32%
Industries Qatar QSC	8,450	430,963

Russia - 1.79%
Lukoil OAO (London Stock Exchange) - Sponsored ADR	18,000	916,944
MMC Norilsk Nickel OJSC - ADR	79,800	1,482,802
		2,399,746

Singapore - 3.47%
Asian Pay Television Trust	3,510,000	2,269,930
SATS Ltd.	995,000	2,383,073
		4,653,003

South Africa - 6.32%
The Bidvest Group Ltd.		70,650	1,787,703
MMI Holdings Ltd.		750,700	1,741,616
MTN Group Ltd.		115,900	2,443,543
SABMiller PLC		45,250	2,507,643
			8,480,505

South Korea - 1.72%
KT Corp.		71,000	2,313,206

Sri Lanka - 1.46%
Hatton National Bank PLC		1,343,861	1,961,826

Taiwan - 9.94%
Advanced Semiconductor Engineering, Inc.		60,000	70,083
Compal Electronics, Inc.		1,350,000	1,009,949
CTCI Corp.		1,400,000	2,381,931
MediaTek, Inc.		210,000	3,110,038
Novatek Microelectronics Corp.		150,000	740,278
Pacific Hospital Supply Co. Ltd.		244,000	549,341
Silicon Motion Technology Corp. - ADR		71,700	1,931,598
Siliconware Precision Industries Co. - Sponsored ADR		133,100	907,742
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR		131,200	2,647,616
			13,348,576

Thailand - 1.57%
Major Cineplex Group PCL		2,836,800	2,112,391

Turkey - 2.51%
Arcelik AS		632,000	3,370,900

TOTAL COMMON STOCKS
(Cost $105,236,666)			107,970,532

		Shares	Value (Note 1)
PARTICIPATORY NOTES - 8.33%
India - 4.16%
Bajaj Holdings & Investments Ltd. (Issued by Morgan Stanley), Expires 05/26/2015		$51,866	$1,166,526
Indiabulls Housing (Issued by Morgan Stanley), Expires 11/28/2018		300,000	1,951,209
NTPC Ltd. (Issued by Morgan Stanley), Expires 05/26/2015		308,000	691,956
Oil India Ltd. (Issued by Morgan Stanley), Expires 02/06/2017		180,000	1,769,315
			5,579,006

Saudi Arabia - 4.17%
Riyad Bank (Issued by Morgan Stanley), Expires 01/20/2016		285,100	1,603,516
Saudi Basic Industries Corp. (Issued by Morgan Stanley), Expires 09/28/2015		114,200	3,995,401
			5,598,917

TOTAL PARTICIPATORY NOTES
(Cost $10,463,218)			11,177,923

		Shares	Value (Note 1)
PREFERRED STOCK - 2.22%
Brazil - 2.22%
Petroleo Brasileiro SA - Sponsored Preferred ADR		200,000	2,978,000

TOTAL PREFERRED STOCK
(Cost $3,294,074)			2,978,000

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 11.11%
SSgA® Prime Money Market Fund	0.009%	14,909,324	14,909,324

TOTAL SHORT TERM INVESTMENTS
(Cost $14,909,324)			14,909,324

TOTAL INVESTMENTS 102.09%
(Cost $133,903,282)			$137,035,779

Liabilities In Excess Of Other Assets (2.09)%			(2,803,006)

NET ASSETS 100.00%			$134,232,773

ADR	-	American Depository Receipt. ADRs are depository receipts for foreign securities, denominated in U.S. dollars and traded on U.S. exchanges.
AS	-	Andonim Sirketi, Joint Stock Company in Turkey.
Bhd	-	Berhad, Public Limited Company in Malaysia.
GDR	-	Global Depositary Receipt. GDR's are receipts on shares of a foreign company when funds are simultaneously raised in two or more markets.
JSC	-	Joint Stock Company.
Ltd.	-	Limited.
OAO	-	Otkrytoe Aktsionernoe Obschestvo is the Russian term for Open Joint Stock Company.
OJSC	-	Open Joint Stock Company.
PCL	-	Public Company Limited.
PLC	-	Public Limited Company.
PT	-	Perseroan Terbatas, meaning "private limited", which is the equivalent of an incorporated entity in the U.S.
QSC	-	Qatari Joint Stock Company.
REIT	-	Real Estate Investment Company.
S de RL de CV	-	Sociedad de Responsabilidad Limitada de Capital Variable.
SA	-	Generally designated corporations in various countries, mostly those employing civil law.
SAB de CV	-	A variable capital company.
Tbk	-	Terbuka is appended after the corporation name if the shares become publicly listed for trading.

(a)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of September 30, 2014, the aggregate market value of those securities was $655,641, which represents approximately 0.49% of net assets.

See accompanying Notes to Quarterly Schedule of Investments.

Sector	% of Net	Value
Diversification	Assets	(Note 1)
COMMON STOCKS
Financials	19.58%	$26,286,745
Consumer Discretionary	8.01	10,763,040
Telecommunication Services	7.00	9,401,093
Energy	6.52	8,755,305
Information Technology	6.37	8,543,328
Industrials	6.19	8,310,029
Health Care	4.46	5,992,224
Consumer Staples	4.18	5,611,834
Technology	4.15	5,573,559
Utilities	2.81	3,768,255
Materials	2.58	3,442,838
Real Estate Investment Trusts	2.24	3,013,216
Consumer, Non-cyclical	1.84	2,463,128
Communications	1.72	2,313,206
Consumer, Cyclical	1.54	2,068,609
Financials REITS/Property	1.24	1,664,123
TOTAL COMMON STOCKS	80.43	107,970,532

PARTICIPATORY NOTES
Financials	3.51	4,721,251
Materials	2.98	3,995,401
Energy	1.32	1,769,315
Electric	0.52	691,956
TOTAL PARTICIPATORY NOTES	8.33	11,177,923

PREFERRED STOCK
Energy	2.22	2,978,000
TOTAL PREFERRED STOCK	2.22	2,978,000

SHORT TERM INVESTMENTS	11.11	14,909,324

TOTAL INVESTMENTS	102.09%	$137,035,779
Liabilities in Excess of Other Assets	(2.09)	(2,803,006)
TOTAL NET ASSETS	100.00%	$134,232,773

Percentages are stated as a percent of net assets

Notes to Portfolio of Investments
September 30, 2014

Note 1 – Valuations of Securities

Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees (the “Board”) under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the NYSE. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of September 30, 2014, there were transfers between Levels 1 and 2 assets and liabilities, based on levels assigned to securities on June 30, 2014. Financial Assets with a value of $333,137,924 and $66,606,759 were transferred from Level 1 to Level 2 in the Cullen International High Dividend Fund and the Cullen Emerging Markets High Dividend Fund, respectively, since certain international equity securities were valued using fair valuation prices provided by an approved pricing vendor as described above. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), and exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2014 in valuing each Fund’s assets carried at fair value:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks
Australia	$–	$17,539,631	$–	$17,539,631
Canada	40,364,876	–	–	40,364,876
China	–	7,760,563	–	7,760,563
France	12,712,762	37,520,104	–	50,232,866
Germany	–	37,050,642	–	37,050,642
Hong Kong	–	8,469,413	–	8,469,413
Indonesia	–	11,318,834	–	11,318,834
Japan	–	19,900,755	–	19,900,755
Luxembourg	–	8,592,967	–	8,592,967
Mexico	63,293	–	–	63,293
Netherlands	6,531,328	–	–	6,531,328
Norway	4,913,082	21,250,696	–	26,163,778
Poland	–	3,343,494	–	3,343,494
Russia	–	4,307,091	–	4,307,091
Singapore	–	23,068,474	–	23,068,474
South Africa	–	9,414,703	–	9,414,703
Switzerland	21,453,708	39,602,215	–	61,055,923
Taiwan	–	287,553	–	287,553
United Kingdom	19,991,306	91,471,352	–	111,462,658
Short Term Investments	21,249,606	–	–	21,249,606
Total	$127,279,961	$340,898,487	$–	$468,178,448

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks(1)	$2,288,828,213	$–	$–	$2,288,828,213
Short Term Investments	26,914,459	–	–	26,914,459
Total	$2,315,742,672	$–	$–	$2,315,742,672

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks(1)	$7,719,712	$–	$–	$7,719,712
Short Term Investments	226,545	–	–	226,545
Total	$7,946,257	$–	$–	$7,946,257

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Value Fund
Common Stocks(1)	$26,412,619	$–	$–	$26,412,619
Short Term Investments	1,427,047	–	–	1,427,047
Total	$27,839,666	$–	$–	$27,839,666

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks
Brazil	$6,627,271	$–	$–	$6,627,271
China	–	2,633,418	–	2,633,418
Columbia	2,146,590	–	–	2,146,590
Greece	–	2,068,609	–	2,068,609
Hong Kong	1,596,232	15,856,167	–	17,452,399
India	6,106,993	831,873	–	6,938,866
Indonesia	–	5,343,494	–	5,343,494
Israel	3,305,625	1,558,836	–	4,864,461
Kazakhstan	–	655,641	–	655,641
Korea	–	3,193,189	–	3,193,189
Luxembourg	1,278,517	–	–	1,278,517
Malaysia	–	1,814,179	–	1,814,179
Mexico	6,544,881	–	–	6,544,881
Nigeria	1,207,048	–	–	1,207,048
Panama	198,486	–	–	198,486
Philippines	–	2,160,110	–	2,160,110
Poland	–	3,772,257	–	3,772,257
Qatar	–	430,963	–	430,963
Russia	–	2,399,746	–	2,399,746
Singapore	2,269,930	2,383,073	–	4,653,003
South Africa	–	8,480,505	–	8,480,505
South Korea	–	2,313,206	–	2,313,206
Sri Lanka	1,961,826	–	–	1,961,826
Taiwan	5,486,956	7,861,620	–	13,348,576
Thailand	–	2,112,391	–	2,112,391
Turkey	–	3,370,900	–	3,370,900
Participatory Notes	–	11,177,923	–	11,177,923
Preferred Stocks	2,978,000	–	–	2,978,000
Short Term Investments	14,909,324	–	–	14,909,324
Total	$56,617,679	$80,418,100	$–	$137,035,779

(a)	For detailed descriptions of country, sector and/or industry, see the accompanying Quarterly Schedule of Investments.

Note 2 – Unrealized Appreciation/ (Depreciation) on Investments

As of September 30, 2014, the costs of investments for federal tax purposes and accumulated net unrealized appreciation/(depreciation) in investments were as follows:

	Gross Appreciation (excess of tax value over cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Cullen International High Dividend Fund	$57,731,759	$(15,698,576)	$42,033,183	$426,145,265

Cullen High Dividend Equity Fund	714,852,656	(70,558,297)	644,294,359	1,671,448,313

Cullen Small Cap Value Fund	1,935,619	(591,468)	1,344,151	6,602,106

Cullen Value Fund	7,688,638	(307,753)	7,380,885	20,458,781

Cullen Emerging Markets High Dividend Fund	7,600,285	(4,692,126)	2,908,159	134,127,620

Note 3 – Foreign Investment Risk

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

Item 2 – Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cullen Funds Trust

By:	/s/ James P. Cullen
James P. Cullen
Principal Executive Officer

Date:	November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James P. Cullen
James P. Cullen
Principal Executive Officer

Date:	November 25, 2014

By:	/s/ Jeffrey T. Battaglia
Jeffrey T. Battaglia
Principal Financial Officer

Date:	November 25, 2014